Investments Held in Trust Account	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments Held in Trust Account [Abstract]
Investments Held in Trust Account

Note 3 — Investments Held in Trust Account

As of March 31, 2022 and December 31, 2021, assets held in the Trust Account comprised $44,895,493 and $44,891,829 in money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2022	December 31, 2021
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$44,895,493	$44,891,829

Note 3 — Investments Held in Trust Account

As of December 31, 2021, assets held in the Trust Account comprised $44,891,829 in money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$44,891,829